Shareholder Fees {- Fidelity Flex Freedom Blend 2015 Fund}	May 28, 2022 USD ($)
03.31 Fidelity Flex Freedom Blend Funds Combo PRO-12 | Fidelity Flex Freedom Blend 2015 Fund
Shareholder Fees:
(fees paid directly from your investment)	none